Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
9.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Machinery and equipment	Office furbishing and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2023	$3,073,809	$4,829,343	$5,335,825	$15,505,385	$108,909	$3,133,883	$3,954,153	$35,941,307
Additions	-	36,276	34,260	154,597	-	19,448	-	244,581
Disposals	(988,790)	-	(2,609,458)	(306,145)	-	-	(362,163)	(4,266,556)
Transfer in (out)	-	-	-	73,293	(73,293)	-	-	-
Exchange differences	(34,997)	(18,507)	(80,975)	(63,111)	(2,153)	(12,106)	(20,085)	(231,934)
At December 31, 2024	$2,050,022	$4,847,112	$2,679,652	$15,364,019	$33,463	$3,141,225	$3,571,905	$31,687,398
Additions	28,563	45,973	63,200	456,752	24,534	188,424	-	807,446
Disposals	(359,933)	(169,481)	(49,271)	-	-	(71,221)	(2,920,765)	(3,570,671)
Transfer in (out)	-	35,075	-	-	(35,075)	-	-	-
Reclassify to held for sale assets	-	-	(143,440)	(132,258)	-	-	-	(275,698)
Exchange differences	164,388	429,596	228,688	1,367,253	2,575	285,272	105,816	2,583,588
At December 31, 2025	$1,883,040	$5,188,275	$2,778,829	$17,055,766	$25,497	$3,543,700	$756,956	$31,232,063

Accumulated Depreciation
At December 31, 2023	$2,605,039	$4,761,599	$5,015,520	$13,880,678	$-	$1,680,593	$3,954,153	$31,897,582
Depreciation charged for the year	101,235	48,875	122,119	373,205	-	426,191	-	1,071,625
Disposals	(988,784)	-	(2,607,288)	(304,070)	-	-	(362,163)	(4,262,305)
Exchange differences	(31,330)	(17,940)	(80,027)	(57,234)	-	3,256	(20,085)	(203,360)
At December 31, 2024	$1,686,160	$4,792,534	$2,450,324	$13,892,579	$-	$2,110,040	$3,571,905	$28,503,542
Depreciation charged for the year	95,910	43,558	108,794	435,025	-	414,692	-	1,097,979
Disposals	(345,094)	(139,839)	(49,145)	-	-	(71,221)	(2,920,765)	(3,526,064)
Reclassify to held for sale assets	-	-	(132,830)	(128,138)	-	-	-	(260,968)
Exchange differences	137,509	424,411	211,411	1,247,482	-	202,040	105,816	2,328,669
At December 31, 2025	$1,574,485	$5,120,664	$2,588,554	$15,446,948	$-	$2,655,551	$756,956	$28,143,158

Net book value
At December 31, 2024	$363,862	$54,578	$229,328	$1,471,440	$33,463	$1,031,185	$-	$3,183,856
At December 31, 2025	$308,555	$67,611	$190,275	$1,608,818	$25,497	$888,149	$-	$3,088,905

There was no impairment of property, plant and equipment recorded for the years ended December 31, 2025 and December 31, 2024. No property, plant and equipment were pledged as security for bank borrowings for the year ended December 31, 2025.